NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
NONCONTROLLING INTEREST
Schedule of effects of changes in ownership interest of subsidiaries

	RMB	US$
		(Note 3)
Noncontrolling interests on December 31, 2019	392,881,777	56,962,503
Net loss attributable to noncontrolling interests	3,259,528	472,587
Translation difference charge to noncontrolling interests	(16,417,025)	(2,380,245)
Noncontrolling interests on December 31, 2020	379,724,280	55,054,845
Net loss attributable to noncontrolling interests	5,590,513	810,548
Noncontrolling interests from consolidation since acquisition	(372,299,401)	(53,978,339)
Noncontrolling interests on December 31, 2021	13,015,392	1,887,054
Net loss attributable to noncontrolling interests	4,633,205	671,752
Contributions from noncontrolling interests	(40,000)	(5,799)
Noncontrolling interests from consolidation since acquisition	162,253	23,524
Noncontrolling interests on December 31, 2022	17,770,850	2,576,531